Basis of Presentation (Tables) - DIGERATI TECHNOLOGIES, INC [Member]	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Basis of Presentation (Tables) [Line Items]
Schedule of dilutive weighted average shares
	Three months ended October 31,
(in thousands, except per share data)	2022	2021
NUMERATOR:
NET INCOME (LOSS)	$(4,988)	$2,419

DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	143,067,151	138,719,017
	$(0.03)	$0.02

	Three months ended October 31,
(in thousands, except per share data)	2022	2021
NUMERATOR:
NET INCOME (LOSS)	$(4,988)	$2,419
Less: adjustments to net income	$-	$(4,331)
NET INCOME (LOSS) - DILUTED SHARES OUTSTANDING CALCULATION	$(4,988)	$(1,912)

DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	143,067,151	138,719,017
Warrants and Options to purchase common stock	-	100,731,026
Convertible Debt	-	11,273,568
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED	143,067,151	250,723,611
LOSS PER COMMON SHARE - DILUTED	$(0.03)	$(0.01)

Schedule of basic and diluted net loss per share
	Three months ended October 31,
	2022	2021
Convertible Preferred Shares	57,501,882	56,405,216
Convertible Debt	37,963,920	11,966,667
Total	95,465,802	68,371,883

	7/31/2022	7/31/2021
Options to purchase common stock	9,130,000	9,230,000
Warrants to purchase common stock	108,841,179	109,506,179
Convertible debt	43,628,667	20,506,684
Convertible Series A Preferred stock	750,000	750,000
Convertible Series B Preferred stock	25,575,847	24,936,847
Convertible Series C Preferred stock	31,259,369	30,478,369
Total:	219,185,062	195,408,079

Schedule of disaggregated revenue
	For the Three Months ended October 31,
	2022	2021
Cloud software and service revenue	$8,076	$3,703
Product revenue	54	74
Total operating revenues	$8,130	$3,777

	For the Years ended July 31,
	2022	2021
Cloud software and service revenue	$23,871	$12,153
Product revenue	283	263
Total operating revenues	$24,154	$12,416

Schedule of derivative financial instruments measured at fair value
		Fair value measurements at reporting date using.
		Quoted prices in active markets for identical liabilities	Significant other observable inputs	Significant unobservable inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Derivative liability at July 31, 2022	$10,587,717	-	-	$10,587,717

Derivative liability at October 31, 2022	$13,664,035	-	-	$13,664,035

Schedule of derivatives using the Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	86.37% - 230.15%
Risk-free interest rate	4.00% - 4.10%
Expected term	0.16 - 8.05 years

Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	125.60% - 283.01%
Risk-free interest rate	0.05% - 1.65%
Expected term	0.03 - 10.00 years

Schedule of derivative financial instruments measured at fair value
Balance at July 31, 2022	$10,587,717
Derivative loss	3,076,318
Balance at October 31, 2022	$13,664,035